15. EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Sep. 30, 2021
Notes
15. EVENTS AFTER THE REPORTING PERIOD

15.EVENTS AFTER THE REPORTING PERIOD

(a)On December 7, 2021, the Company and Cloudbreak announced that they signed an option agreement with Allied Copper Corp. (“Allied”) regarding the Klondike Property for the following consideration:

•Allied will incur an an aggregate of $4,750,000 in exploration expenditures on the property, with at least $500,000 to be spent prior to the first anniversary of the closing date;

•Allied will issue 7,000,000 common shares and make an aggregate of $400,000 in cash payments to the Strategic Alliance over a three-year period;

•Upon completion of these option agreement obligations, the Strategic Alliance will transfer 100% interest in the Klondike Property to Allied. Allied will also issue 3,000,000 warrants exercisable for a three-year term at a price equal to the greater of (i) $0.23 and (ii) the 10-day VWAP of Allied’s common shares at the time of the issuance;

•The Strategic Alliance will retain a 2% net smelter royalty which is subject to a buy down provision where Allied may, at its discretion, repurchase half of the royalty for $1,500,000 within 30 days of commercial production.

If Allied files on SEDAR an NI 43-101 technical report establishing the existence of a resource on any portion of the Klondike Property of at least 50,000,000 tonnes of either copper or copper equivalent at a minimum cut-off grade of 0.50% copper or copper equivalent and categorized as a combination of inferred resources, indicated resources and measured resources, then Allied will also issue a further 3,000,000 warrants exercisable for a three year term at a price equal to the greater of (i) $0.23 and (ii) the 10-day VWAP of Allied’s common shares at the time of the issuance.

(b)On January 18, 2022, the Company granted 5,800,000 stock options to its directors, officers, employees, consultants and contractors at an exercise price of $0.10 for a period of five years.